ACCOUNTING POLICIES - Disclosure of useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Developments costs | Minimum
Useful life of intangible assets
Useful life of intangible assets (in years)	5 years
Developments costs | Maximum
Useful life of intangible assets
Useful life of intangible assets (in years)	10 years
Computer software
Useful life of intangible assets
Useful life of intangible assets (in years)	5 years
Contracts
Useful life of intangible assets
Useful life of intangible assets (in years)	6 years 9 months
Customer relations
Useful life of intangible assets
Useful life of intangible assets (in years)	10 years
Information technology
Useful life of intangible assets
Useful life of intangible assets (in years)	6 years